Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 10,898	$ 10,002
Accrued interest		1,401	1,497
Accrued voyage expenses		1,087	3,747
Accrued voyage operating expenses		2,732	2,330
Accrued employee compensation		3,717	3,365
Other		2,927	2,496
Total accounts payable and accrued expenses	[1]	$ 22,761	$ 23,436

[1]	Amounts carried at amortized cost.